As filed with the Securities and Exchange Commission on August 6, 2021

Securities Act File No. 333-121690

Investment Company Act File No. 811-21691

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/  /

Pre-Effective Amendment No.

/  /

Post-Effective Amendment No.

  30

/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

/  /

OF 1940

Amendment No.

  32

/ X /

(Check appropriate box or boxes.)

Adirondack Funds

(Exact Name of Registrant as Specified in Charter)

2390 Western Avenue, Guilderland, NY  12084

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:   (518) 690-0470

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, 17th Floor, Columbus, Ohio  43215

It is proposed that this filing will become effective:

/X/ immediately upon filing pursuant to paragraph (b)

/   / on (date) pursuant to paragraph (b)

/   / 60 days after filing pursuant to paragraph (a)(1)

/__/ on (date) pursuant to paragraph (a)(1)

/   / 75 days after filing pursuant to paragraph (a)(2)

/   / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/   / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bexley, State of Ohio, on the 6th day of August, 2021.

ADIRONDACK FUNDS

By:

/s/ JoAnn Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 6th day of August, 2021.

Gregory A. Roeder,* President/Principal Executive Officer

Wade Coton,* Trustee

Kevin Gallagher,* Trustee

Norman Joseph Plourde,* Trustee

Matthew P. Reiner,*Treasurer/Principal Financial Officer/Principal Accounting Officer

*By:

/s/ JoAnn Strasser

JoAnn M. Strasser

Attorney-in-Fact

EXHIBIT INDEX

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase